Item 1. Schedule of Investments:
--------------------------------

Putnam U.S. Government Income Trust

QUARTERLY PORTFOLIO HOLDINGS

12-31-04



Putnam U.S. Government Income Trust
-----------------------------------------------------------------------------------------------------------
The fund's portfolio
December 31, 2004 (Unaudited)

U.S. Government and Agency Mortgage Obligations (90.8%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value

U.S. Government Guaranteed Mortgage Obligations (88.0%)
-----------------------------------------------------------------------------------------------------------
     $2,200,000  Federal Home Loan Mortgage Corporation 6
                 1/2s, TBA, January 1, 2035                                                      $2,308,281
     35,954,848  Government National Mortgage Association
                 Adjustable Rate Mortgages 4 1/2s, August
                 20, 2034                                                                        36,321,264
                 Government National Mortgage Association
                 Graduated Payment Mortgages
          8,995  13 3/4s, November 20, 2014                                                          11,145
         26,226  13 1/2s, April 15, 2011                                                             31,097
         18,959  13 1/4s, December 20, 2014                                                          23,244
         58,658  12 3/4s, with due dates from November
                 15, 2013 to December 20, 2014                                                       70,793
         12,630  12 1/2s, June 15, 2010                                                              14,534
        121,957  12 1/4s, with due dates from September
                 15, 2013 to January 15, 2015                                                       145,340
        231,493  11 1/4s, with due dates from September
                 15, 2015 to January 15, 2016                                                       272,417
         11,963  10 3/4s, February 15, 2016                                                          13,938
         82,939  10s, with due dates from November 15,
                 2009 to December 15, 2009                                                           90,650
        108,806  9 1/4s, with due dates from April 15,
                 2016 to May 15, 2016                                                               121,058
                 Government National Mortgage Association
                 Pass-Through Certificates
        432,350  8 1/2s, with due dates from April 15,
                 2005 to December 15, 2019                                                          436,478
     55,969,306  8s, with due dates from May 15, 2024 to
                 August 15, 2032                                                                 61,123,124
      3,726,632  8s, with due dates from January 15, 2008
                 to November 15, 2009                                                             3,928,719
     55,925,204  7 1/2s, with due dates from October 15,
                 2021 to November 15, 2032                                                       60,464,089
         54,150  7 1/2s, with due dates from March 15,
                 2017 to May 15, 2017                                                                58,319
     68,300,171  7s, with due dates from March 15, 2022
                 to May 15, 2032                                                                 73,276,303
      3,462,041  7s, with due dates from October 15, 2007
                 to August 15, 2012                                                               3,697,399
     46,539,221  6 1/2s, with due dates from October 15,
                 2023 to July 15, 2034                                                           49,318,542
     97,297,000  6 1/2s, TBA, January 1, 2035                                                   102,557,119
    146,000,000  6 1/2s, TBA, December 1, 2034                                                  154,178,278
      2,021,212  6s, with due dates from November 15,
                 2023 to April 15, 2033                                                           2,103,141
    129,000,000  6s, TBA, January 1, 2035                                                       133,263,050
        482,480  5 1/2s, March 15, 2033                                                             493,053
     48,000,000  5 1/2s, TBA, January 1, 2035                                                    48,918,749
    804,178,000  5s, TBA, January 1, 2035                                                       803,424,083
                                                                                              -------------
                                                                                              1,536,664,207
U.S. Government Agency Mortgage Obligations (2.8%)
-----------------------------------------------------------------------------------------------------------
                 Federal Home Loan Mortgage Corporation
     34,744,213  5s, with due dates from May 1, 2034 to
                 May 1, 2034                                                                     34,548,776
                 Federal National Mortgage Association
                 Pass-Through Certificates
      4,552,224  7s, with due dates from January 1, 2024
                 to January 1, 2034                                                               4,837,837
      6,084,998  6 1/2s, with due dates from March 1,
                 2024 to January 1, 2034                                                          6,394,328
         72,621  6 1/2s, March 1, 2016                                                               76,493
        449,235  6s, November 1, 2017                                                               471,487
          2,573  5s, August 1, 2033                                                                   2,560
      1,759,989  4 1/2s, June 1, 2034                                                             1,705,333
                                                                                              -------------
                                                                                                 48,036,814
                                                                                              -------------
                 Total U.S. Government and Agency Mortgage Obligations
                 (cost $1,573,092,844)                                                       $1,584,701,021

Collateralized mortgage obligations (8.3%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
                 Fannie Mae
       $826,911  Ser. 02-26, Class A2, 7 1/2s, 2048                                                $885,600
      5,192,901  Ser. 04-T3, Class 1A4, 7 1/2s, 2044                                              5,569,858
      5,189,460  Ser. 04-W9, Class 2A3, 7 1/2s, 2044                                              5,562,961
      3,160,498  Ser. 02-T18, Class A4, 7 1/2s, 2042                                              3,385,094
     10,183,256  Ser. 03-W3, Class 1A3, 7 1/2s, 2042                                             10,907,602
         22,832  Ser. 02-T16, Class A3, 7 1/2s, 2042                                                 24,453
     11,964,962  Ser. 03-W2, Class 1A3, 7 1/2s, 2042                                             12,819,603
         35,678  Ser. 02-W6, Class 2A, 7 1/2s, 2042                                                  38,186
        283,652  Ser. 02-W1, Class 2A, 7 1/2s, 2042                                                 302,285
      1,037,095  Ser. 02-14, Class A2, 7 1/2s, 2042                                               1,109,722
      6,616,776  Ser. 01-T10, Class A2, 7 1/2s, 2041                                              7,053,549
        478,435  Ser. 02-T4, Class A3, 7 1/2s, 2041                                                 511,292
        709,938  Ser. 01-T12, Class A2, 7 1/2s, 2041                                                758,889
      1,760,593  Ser. 01-T8, Class A1, 7 1/2s, 2041                                               1,879,205
     16,435,565  Ser. 01-T7, Class A1, 7 1/2s, 2041                                              17,525,497
      2,431,581  Ser. 01-T3, Class A1, 7 1/2s, 2040                                               2,594,649
      7,110,245  Ser. 01-T1, Class A1, 7 1/2s, 2040                                               7,600,502
      2,943,169  Ser. 99-T2, Class A1, 7 1/2s, 2039                                               3,147,181
        635,751  Ser. 03-W10, Class 1A1, 7 1/2s, 2032                                               680,973
      6,767,058  Ser. 02-T1, Class A3, 7 1/2s, 2031                                               7,235,385
      1,479,236  Ser. 00-T6, Class A1, 7 1/2s, 2030                                               1,577,332
        542,573  Ser. 02-W7, Class A5, 7 1/2s, 2029                                                 581,062
      6,968,725  Ser. 01-T4, Class A1, 7 1/2s, 2028                                               7,479,536
      2,398,120  Ser. 02-W3, Class A5, 7 1/2s, 2028                                               2,566,059
     37,580,351  Ser. 338, Class 2, IO (Interest only), 5
                 1/2s, 2033                                                                       7,909,489
     73,811,417  Ser. 329, Class 2, IO, 5 1/2s, 2033                                             15,592,662
      1,823,240  Ser. 03-W10, Class 1A1, 1.701s, 2032                                             1,817,533
                 Federal Home Loan Mortgage Corp.
                 Structured Pass-Through Securities
          7,018  Ser. T-41, Class 3A, 7 1/2s, 2032                                                    7,492
     16,168,752  Ser. T-58, Class 4A, 7 1/2s, 2043                                               17,283,291
        189,386  Ser. T-42, Class A5, 7 1/2s, 2042                                                  202,570
                                                                                              -------------
                 Total Collateralized mortgage obligations  (cost $153,317,549)                $144,609,512

Short-term investments (70.9%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                                                      Value
-----------------------------------------------------------------------------------------------------------
    $141,000,000 Federal Home Loan Discount Note, 2.26%,
                 January 19, 2005                                                              $140,840,670
    200,000,000  Federal Home Loan Bank for an effective
                 yield of 2.26%, January 14, 2004                                               199,836,778
     47,000,000  Federal Home Loan Bank for an effective
                 yield of 2.26%, January 12, 2005                                                46,967,544
     42,000,000  Federal National Mortgage Association,
                 2.18%, January 13, 2005                                                         41,968,640
    146,500,000  Federal National Mortgage Association,
                 zero%, March 30, 2005                                                          145,622,612
    100,000,000  Federal National Mortgage Association,
                 zero%, January 20, 2005                                                         99,880,722
    369,000,000  Federal National Mortgage Association,
                 zero%, January 18, 2005                                                        368,606,195
    100,000,000  Freddie Mac GDN January 18, 2005                                                99,892,806
     94,342,000  Interest in $180,000,000 joint tri-party
                 repurchase agreement dated December 31,
                 2004 with Goldman Sachs & Co. due
                 January 3, 2005 with respect to various
                 U.S. Government obligations - maturity
                 value of $94,359,139 for an effective
                 yield of 2.18% (collateralized by Fannie
                 Mae with a yeild of 3.02% and due date
                 of June 1, 2006, valued at $183,603,642)                                        94,342,000
                                                                                              -------------
                 Total Short-term investments  (cost $1,237,957,983)                         $1,237,957,967
-----------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,964,368,376) (b)                                 $2,967,268,500
-----------------------------------------------------------------------------------------------------------


TBA sale commitments outstanding at December 31, 2004 (Unaudited)
(proceeds receivable $156,175,016)

                        Principal              Settlement
Agency                     amount                    date              Value
----------------------------------------------------------------------------
FNMA, 6 1/2s,
January 1, 2035        $2,200,000                01/13/05         $2,306,563
GNMA, 6 1/2s,
December 1, 2034      146,000,000                12/20/04        154,178,277
----------------------------------------------------------------------------
                                                                $156,484,840

      NOTES

  (a) Percentages indicated are based on net assets of $1,745,426,029.

  (b) The aggregate identified cost on a tax basis is $2,964,375,557, resulting in gross unrealized appreciation and depreciation of $16,110,777 and $13,217,834, respectively, or net unrealized appreciation of $2,892,943.

      TBA after the name of a security represents to be announced securities.

      Security valuation Investments, including mortgage backed securities, are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Restricted securities are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates fair value.

      Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest.
       Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

      TBA sale commitments The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

      Unsettled TBA sale commitments are valued at fair value of the underlying securities, generally according to the procedures described under "Security valuation" above. The contract is "marked-to-market" daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into. TBA sale commitments outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com


Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005